Taxes on Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxes on Income [Abstract]
Tax rate applicable	23.00%	23.00%
Statutory tax rate.	23.00%
Tax benefit	$ 4.6
Effective tax rate	0.00%
Unrecognized research and development expenses	$ 96.0	$ 82.0	$ 59.0